Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2015
Net Income per Share [Abstract]
Reconciliation of Calculation of Basic and Diluted Income Per Share

	For the years ended December 31,
(In thousands, except per share amounts)	2015	2014
Net income	$9,557	$6,408
Weighted average common shares outstanding - Basic	8,425	7,856
Plus: Potential dilutive common stock equivalents	104	89
Weighted average common shares outstanding - Diluted	8,529	7,945
Net income per common share - Basic	$1.13	$0.82
Net income per common share - Diluted	1.12	0.81
Stock options and common stock excluded from the income per share calculation as their effect would have been anti-dilutive	81	114